Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Of Detailed Information About Intangible Assets Other Than Goodwill
Cost

in € thousand	Development costs	Software and licenses	Total
Balance as of Jan. 1, 2019	3,279	276	3,555
Additions	5,416	10	5,426
Balance as of Dec. 31, 2019	8,695	286	8,981
Additions	9,258	61	9,319
Balance as of Dec. 31, 2020	17,953	347	18,300
Additions	2,924	436	3,360
Disposals	0	(9)	(9)
Balance as of Dec. 31, 2021	20,877	774	21,651

Summary Of Detailed Information About Amortization Of Intangible Assets Other Than Goodwill
Amortization

in € thousand	Development costs	Software and licenses	Total
Balance as of Jan. 1, 2019	0	161	161
Amortization for the year	0	40	40
Balance as of Dec. 31, 2019	0	201	201
Amortization for the year	158	57	215
Balance as of Dec. 31, 2020	158	258	416
Amortization for the year	1,174	93	1,267
Disposals	0	(1)	(1)
Balance as of Dec. 31, 2021	1,332	350	1,682

Summary Of Detailed Information About Carrying Amount Of Intangible Assets Other Than Goodwill
Carrying amount

in € thousand	Development costs	Software and licenses	Total
Carrying amount as of Dec. 31, 2019	8,695	85	8,780
Carrying amount as of Dec. 31, 2020	17,795	89	17,884
Carrying amount as of Dec. 31, 2021	19,545	424	19,969

Summary Of Detailed Information About Carrying Amounts Of The Capitalized Development Projects
The carrying amounts of the capitalized development projects were as follows:

in € thousand	Space	Air	Condor Meo	Total
Carrying amount as of Dec. 31, 2019	5,728	2,967	0	8,695
Carrying amount as of Dec. 31, 2020	13,552	4,243	0	17,795
Carrying amount as of Dec. 31, 2021	15,072	3,965	508	19,545

Summary Of Detailed Information About Useful Life Carrying Amounts Of The Capitalized Development Projects
The remaining useful life of the capitalized development projects were as follows:

in months	Space	Air	Condor Meo
Remaining useful life as of Dec. 31, 2019	n/a	n/a	n/a
Remaining useful life as of Dec. 31, 2020	n/a	174	n/a
Remaining useful life as of Dec. 31, 2021	170	162	n/a